Property, plant and equipment (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	$ 369,608
Ending balance	389,276	$ 369,608
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	1,091,151	1,067,240
Additions	158,390	155,782
Additions - business acquisitions		8,164
Disposals/retirements	(160,682)	(105,840)
Foreign currency translation adjustment	18,968	(34,195)
Ending balance	1,107,827	1,091,151
Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(721,543)	(715,148)
Disposals/retirements	160,682	102,536
Foreign currency translation adjustment	(11,739)	25,578
Depreciation expense	143,365	133,651
Impairment loss recognised in profit or loss, property, plant and equipment	2,586	858
Ending balance	(718,551)	(721,543)
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	53,904
Ending balance	54,402	53,904
Land and buildings | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	77,371	78,907
Additions	1,933	5,202
Additions - business acquisitions		0
Disposals/retirements	(167)	(4,116)
Foreign currency translation adjustment	2,244	(2,622)
Ending balance	81,381	77,371
Land and buildings | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(23,467)	(21,961)
Disposals/retirements	167	893
Foreign currency translation adjustment	(445)	489
Depreciation expense	3,234	2,888
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Ending balance	(26,979)	(23,467)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	92,325
Ending balance	91,544	92,325
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	262,972	244,824
Additions	29,301	24,040
Additions - business acquisitions		4,776
Disposals/retirements	(39,269)	(6,997)
Foreign currency translation adjustment	3,800	(3,671)
Ending balance	256,804	262,972
Leasehold improvements | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(170,647)	(156,012)
Disposals/retirements	39,269	6,958
Foreign currency translation adjustment	(3,022)	3,392
Depreciation expense	28,697	24,127
Impairment loss recognised in profit or loss, property, plant and equipment	2,163	858
Ending balance	(165,260)	(170,647)
Furniture, fixtures and equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	50,781
Ending balance	54,561	50,781
Furniture, fixtures and equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	152,083	150,617
Additions	16,145	9,344
Additions - business acquisitions		984
Disposals/retirements	(20,477)	(6,466)
Foreign currency translation adjustment	1,520	(2,396)
Ending balance	149,271	152,083
Furniture, fixtures and equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(101,302)	(97,693)
Disposals/retirements	20,477	6,424
Foreign currency translation adjustment	(787)	1,782
Depreciation expense	12,675	11,815
Impairment loss recognised in profit or loss, property, plant and equipment	423	0
Ending balance	(94,710)	(101,302)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	172,598
Ending balance	188,769	172,598
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	598,725	592,892
Additions	111,011	117,196
Additions - business acquisitions		2,404
Disposals/retirements	(100,769)	(88,261)
Foreign currency translation adjustment	11,404	(25,506)
Ending balance	620,371	598,725
Computer equipment | Accumulated depreciation
Reconciliation of changes in property, plant and equipment [abstract]
Beginning balance	(426,127)	(439,482)
Disposals/retirements	100,769	88,261
Foreign currency translation adjustment	(7,485)	19,915
Depreciation expense	98,759	94,821
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Ending balance	$ (431,602)	$ (426,127)